                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21024

             Active Assets Institutional Government Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
 (Address of principal executive offices)                             (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2007

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)

                                                                                     ANNUALIZED
PRINCIPAL                                                                              YIELD
AMOUNT IN                                                                            ON DATE OF         MATURITY
THOUSANDS                                 DESCRIPTION                                 PURCHASE            DATES             VALUE
---------  -----------------------------------------------------------------------  ------------  --------------------  ------------
           U.S. GOVERNMENT AGENCIES - DISCOUNT NOTES (47.1%)
 $342,783  Federal Home Loan Banks                                                  5.00 - 5.23%   04/02/07 - 05/25/07  $342,122,818
   42,000  Federal National Mortgage Assoc.                                         5.19 - 5.28    04/27/07 - 11/30/07    41,411,979
   19,503  Freddie Mac                                                                  5.24       04/10/07 - 07/16/07    19,392,031
                                                                                                                        ------------
           TOTAL U.S. GOVERNMENT AGENCIES - DISCOUNT NOTES (Cost $402,926,828)                                           402,926,828
                                                                                                                        ------------
           U.S. GOVERNMENT AGENCIES - FLOATING RATE NOTES (24.2%)
   52,550  Federal Farm Credit Banks                                                5.17 - 5.27+  04/15/07 - 04/20/07*    52,562,764
  114,400  Federal Home Loan Banks                                                  5.17 - 5.22+  04/04/07 - 06/08/07*   114,365,275
   40,000  Freddie Mac                                                              5.21 - 5.23+  04/10/07 - 06/22/07*    39,996,406
                                                                                                                        ------------
           TOTAL U.S. GOVERNMENT AGENCIES - FLOATING RATE NOTES
              (Cost $206,924,445)                                                                                        206,924,445
                                                                                                                        ------------
           U.S. GOVERNMENT AGENCIES - DEBENTURE BONDS (14.3%)
  112,030  Federal Home Loan Banks                                                   5.06 - 5.29   04/16/07 - 03/19/08   111,931,060
   10,000  Freddie Mac                                                                  5.27            11/16/07           9,945,377
                                                                                                                        ------------
           TOTAL U.S. GOVERNMENT AGENCIES - DEBENTURE BONDS (Cost $121,876,437)                                          121,876,437
                                                                                                                        ------------
           REPURCHASE AGREEMENTS (14.1%)
   45,295  Barclays Capital Inc. (dated 03/30/07; proceeds $45,315,307) (a)             5.38            04/02/07          45,295,000
   10,000  Barclays Capital Inc. (dated 01/31/07; proceeds $10,130,533) (b)             5.28            04/30/07          10,000,000
   10,000  Barclays Capital Inc. (dated 03/15/07; proceeds $10,087,833) (c)             5.27            05/14/07          10,000,000
   10,000  Barclays Capital Inc. (dated 02/27/07; proceeds $10,133,467) (d)             5.28            05/29/07          10,000,000
   15,000  Deutsche Bank Securities LLC (dated 02/14/07; proceeds $15,397,500) (e)      5.30            08/13/07          15,000,000
   10,000  Goldman Sachs & Co. (dated 03/28/07; proceeds $10,010,286) (f)               5.29            04/04/07          10,000,000
   10,000  Goldman Sachs & Co. (dated 02/06/07; proceeds $10,265,269) (g)               5.29            08/06/07          10,000,000
   10,000  Goldman Sachs & Co. (dated 02/21/07; proceeds $10,263,500) (h)               5.27            08/20/07          10,000,000
                                                                                                                        ------------
           TOTAL REPURCHASE AGREEMENTS (Cost $120,295,000)                                                               120,295,000
                                                                                                                        ------------
           TOTAL INVESTMENTS (Cost $852,022,710) (i)                                                      99.7%          852,022,710
           OTHER ASSETS IN EXCESS OF LIABILITIES                                                           0.3             2,337,821
                                                                                                         -----          ------------
           NET ASSETS                                                                                    100.0%         $854,360,531
                                                                                                         =====          ============

----------
+    Rate shown is the rate in effect at March 31, 2007.

*    Date of next interest rate reset.

(a) Collateralized by Federal National Mortgage Assoc. 6.00% due 01/01/37 valued at $46,200,900.

(b)  Collateralized by Freddie Mac 5.50% due 03/01/37 valued at $10,200,000.

(c)  Collateralized by Freddie Mac 5.50% due 04/01/37 valued at $10,200,001.

(d)  Collateralized by Freddie Mac 5.50% due 04/01/37 valued at $10,200,001.

(e) Collateralized by Freddie Mac 5.00% - 6.00% due 02/01/27 - 12/01/35 valued at $15,300,000.

(f) Collateralized by Freddie Mac 4.00% - 12.50% due 06/01/08 - 10/01/36 valued at $1,755,820 and Federal National Mortgage Assoc. 4.50% - 12.00% due 07/01/07 - 02/01/37 valued at $8,444,181.

(g) Collateralized by Freddie Mac 4.50% - 9.00% due 11/01/08 - 04/01/36 valued at $1,714,181 and Federal National Mortgage Assoc. 4.00% - 10.00% due 09/01/10 - 02/01/37 valued at $8,485,819.

(h) Collateralized by Freddie Mac 4.00% - 8.50% due 11/01/09 - 12/01/34 valued at $2,004,998 and Federal National Mortgage Assoc. 4.50% - 8.50% due 04/01/09 - 03/01/37 valued at $8,195,002.

(i)  Cost is the same for federal income tax purposes.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Government Securities Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
May 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
May 22, 2007


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
May 22, 2007


                                        3